UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.        Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2012 is set forth below.

Schedule of Investments

PowerShares Active Low Duration Fund(PLK)

July 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term Investments-94.1%
	Corporate Bonds - 10.3%
$50,000	Altera Corp. 1.750%, 05/15/17	$50,755
75,000	Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	80,080
50,000	ArcelorMittal (Luxembourg) 4.000%, 02/25/15	50,590
60,000	Bank of New York Mellon Corp. (The), MTN 1.200%, 02/20/15	60,872
50,000	Express Scripts Holding Co. 3.500%, 11/15/16 (a)	53,080
50,000	General Electric Capital Corp., MTN 2.300%, 04/27/17	51,170
50,000	GlaxoSmithKline Capital PLC (United Kingdom) 0.750%, 05/08/15	50,253
50,000	Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	50,902
50,000	Ingredion, Inc. 4.625%, 11/01/20	55,260
25,000	Kellogg Co. 1.125%, 05/15/15	25,248
50,000	National Bank of Canada (Canada) 1.500%, 06/26/15	50,849
50,000	Raytheon Co. 1.625%, 10/15/15	51,276
20,000	Safeway, Inc. 4.750%, 12/01/21	19,535
50,000	Southern Power Co., Series D 4.875%, 07/15/15	54,981
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	77,452
		782,303
	United States Government and Agency Obligations-83.8%
	Federal Farm Credit Bank - 2.7%
200,000	1.625%, 11/19/14	206,250

	Federal Home Loan Mortgage Corporation - 11.9%
300,000	0.500%, 04/17/15	301,373
200,000	0.625%, 12/29/14	201,482
200,000	0.750%, 11/25/14	202,137
100,000	1.000%, 03/08/17	101,077
100,000	1.000%, 07/28/17, Series 1	100,910
		906,979
	Federal National Mortgage Association - 15.8%
200,000	0.500%, 05/27/15	200,766
400,000	0.500%, 07/02/15	401,448
400,000	0.750%, 12/19/14	404,143
200,000	0.875%, 08/28/17	200,269
		1,206,626
	United States Treasury Notes - 53.4%
50,000	0.250%, 02/15/15	50,004
360,000	0.250%, 05/15/15	359,803
540,000	0.500%, 10/15/14	543,291
50,000	0.625%, 07/15/14	50,391
125,000	0.875%, 01/31/17	126,934
190,000	1.000%, 05/15/14	192,650
200,000	1.000%, 08/31/16	204,359
725,000	1.875%, 04/30/14	745,928
100,000	1.875%, 09/30/17	106,227
720,000	2.125%, 05/31/15 (b)	757,462
200,000	2.125%, 12/31/15	212,031
520,000	2.250%, 01/31/15	545,797
170,000	4.000%, 02/15/15	186,070
		4,080,947
	Total United States Government and Agency Obligations	6,400,802

	Total Long-Term Investments (Cost $7,083,160)	7,183,105

	Short-Term Investments-5.7%
	Corporate Bonds - 2.4%
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	100,383
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	80,574
		180,957
	United States Government and Agency Obligations-2.9%
	United States Treasury Notes - 2.9%
50,000	1.375%, 05/15/13	50,475
170,000	3.625%, 05/15/13	174,628
		225,103

Number of Shares
	Money Market Fund - 0.4%
30,648	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	30,648

	Total Short-Term Investments (Cost $434,232)	436,708
	Total Investments (Cost $7,517,392)(c)-99.8%	7,619,813
	Other assets less liabilities(d)-0.2%	17,084
	Net Assets-100.0%	$7,636,897

Investment Abbreviations:

MTN - Medium Term Note

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $53,080, which represented 0.70% of the Fund’s Net Assets.

(b) All of a portion of the value was pledged as collateral for financial futures contracts.

(c) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $7,517,489. The net unrealized appreciation was $102,324 which consisted of aggregate gross unrealized appreciation of $102,324 and aggregate gross unrealized depreciation of $0.

(d) Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts as of July 31, 2012

Contract	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes	3	September-2012/Long	$661,828	$1,166
U.S. Treasury 5 Year Notes	8	September-2012/Short	(998,250)	(8,329)
U.S. Treasury 10 Year Notes	1	September-2012/Short	(134,656)	(487)
			$(471,078)	$(7,650)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund(PMA)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 0.5%
608	TJX Cos., Inc. (The)	$26,922

	Consumer Staples - 0.8%
1,716	Archer-Daniels-Midland Co.	44,770

	Energy - 19.1%
355	Anadarko Petroleum Corp.	24,651
2,786	Chevron Corp.	305,290
4,863	ConocoPhillips	264,742
4,111	Exxon Mobil Corp.	357,040
989	Marathon Oil Corp.	26,179
741	National Oilwell Varco, Inc.	53,574
1,253	Phillips 66	47,113
		1,078,589
	Financials - 19.1%
2,373	Allstate Corp. (The)	81,394
613	American Tower Corp. REIT	44,326
3,543	Bank of America Corp.	26,006
381	BB&T Corp.	11,952
1,021	Berkshire Hathaway, Inc., Class B(a)	86,622
555	Capital One Financial Corp.	31,352
2,647	Citigroup, Inc.	71,813
2,547	Discover Financial Services	91,590
2,382	JPMorgan Chase & Co.	85,752
527	Public Storage REIT	78,497
1,186	Simon Property Group, Inc. REIT	190,341
258	State Street Corp.	10,418
5,232	U.S. Bancorp	175,272
2,898	Wells Fargo & Co.	97,981
		1,083,316
	Health Care - 19.6%
3,002	Aetna, Inc.	108,252
3,603	Amgen, Inc.	297,608
457	Celgene Corp.(a)	31,286
3,638	Eli Lilly & Co.	160,181
1,125	Merck & Co., Inc.	49,692
10,029	Pfizer, Inc.	241,097
3,480	UnitedHealth Group, Inc.	177,793
861	WellPoint, Inc.	45,883
		1,111,792
	Industrials - 3.6%
6,116	General Electric Co.	126,907
239	Lockheed Martin Corp.	21,335
1,033	Raytheon Co.	57,311
		205,553
	Information Technology - 33.8%
237	Accenture PLC, Class A (Ireland)	14,291
2,239	Adobe Systems, Inc.(a)	69,140
638	Apple, Inc.(a)	389,665
19,600	Cisco Systems, Inc.	312,620
14,130	Dell, Inc.(a)	167,864
6,846	Intel Corp.	175,942
546	International Business Machines Corp.	107,005
19	MasterCard, Inc., Class A	8,295
11,080	Microsoft Corp.	326,528
1,894	Motorola Solutions, Inc.	91,556
1,059	Visa, Inc., Class A	136,685
56	VMware, Inc., Class A(a)	5,083
6,944	Yahoo!, Inc.(a)	109,993
		1,914,667
	Materials - 1.2%
1,490	LyondellBasell Industries NV, Class A (Netherlands)	66,350

	Telecommunication Services - 2.3%
543	AT&T, Inc.	20,590
2,392	Verizon Communications, Inc.	107,975
		128,565
	Total Investments (Cost $5,518,985)(b)-100.0%	5,660,524
	Liabilities in excess of other assets-(0.0)%	(1,026)
	Net Assets-100.0%	$5,659,498

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $5,528,454. The net unrealized appreciation was $132,070 which consisted of aggregate gross unrealized appreciation of $383,319 and aggregate gross unrealized depreciation of $251,249.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund(PSR)

July 31, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Apartments - 20.6%
6,400	American Campus Communities, Inc.	$305,024
11,447	Apartment Investment & Management Co., Class A	313,991
9,295	AvalonBay Communities, Inc.	1,367,202
6,614	BRE Properties, Inc.	348,426
6,924	Camden Property Trust	493,750
7,614	Colonial Properties Trust	172,457
10,017	Equity Residential	634,176
3,603	Essex Property Trust, Inc.	566,968
4,158	Home Properties, Inc.	272,806
3,512	Mid-America Apartment Communities, Inc.	243,136
22,777	UDR, Inc.	606,096
		5,324,032
	Diversified - 18.0%
23,795	American Tower Corp.	1,720,616
10,498	Digital Realty Trust, Inc.	819,579
3,954	Entertainment Properties Trust	178,563
9,056	Liberty Property Trust	328,642
14,047	Plum Creek Timber Co., Inc.	570,168
1,572	PS Business Parks, Inc.	106,283
10,573	Rayonier, Inc.	504,226
3,127	Vornado Realty Trust	261,105
5,730	Washington REIT	152,991
		4,642,173
	Health Care - 12.5%
14,020	HCP, Inc.	661,884
8,587	Health Care REIT, Inc.	534,369
2,609	LTC Properties, Inc.	93,142
10,115	Senior Housing Properties Trust	230,116
25,352	Ventas, Inc.	1,704,922
		3,224,433
	Hotels - 5.7%
14,468	DiamondRock Hospitality Co.	136,867
74,754	Host Hotels & Resorts, Inc.	1,097,389
9,250	LaSalle Hotel Properties	242,905
		1,477,161
	Office Property - 12.6%
5,322	Alexandria Real Estate Equities, Inc.	391,061
13,323	BioMed Realty Trust, Inc.	250,472
11,279	Boston Properties, Inc.	1,250,841
6,398	Highwoods Properties, Inc.	216,700
5,923	Kilroy Realty Corp.	280,395
14,998	Piedmont Office Realty Trust, Inc., Class A	255,866
7,733	SL Green Realty Corp.	608,974
		3,254,309
	Regional Malls - 13.9%
13,695	Macerich Co. (The)	799,925
17,389	Simon Property Group, Inc.	2,790,761
		3,590,686
	Shopping Centers - 8.0%
33,202	DDR Corp.	499,358
35,211	Kimco Realty Corp.	686,262
10,775	Regency Centers Corp.	515,584
13,423	Weingarten Realty Investors	360,810
		2,062,014
	Single Tenant - 0.8%
7,053	National Retail Properties, Inc.	208,063

	Storage - 2.9%
10,675	CubeSmart	127,993
4,273	Public Storage	636,464
		764,457
	Warehouse/Industrial - 5.0%
39,798	Prologis, Inc.	1,286,669

	Total Real Estate Investment Trusts (Cost $23,279,626)	25,833,997

	Money Market Fund - 0.0%
7,130	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,130)	7,130

	Total Investments (Cost $23,286,756)(a)-100.0%	25,841,127
	Liabilities in excess of other assets-(0.0)%	(10,689)
	Net Assets-100.0%	$25,830,438

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $23,387,617. The net unrealized appreciation was $2,453,510 which consisted of aggregate gross unrealized appreciation of $2,647,535 and aggregate gross unrealized depreciation of $194,025.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of July 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active Low Duration Fund
Corporate Debt Securities	$—	$963,260	$—	$963,260
U.S. Treasury Securities	—	4,306,050	—	4,306,050
U.S. Government Sponsored Agency Securities	—	2,319,855	—	2,319,855
Money Market Fund	30,648	—	—	30,648
Futures Contract *	(7,650)	—	—	(7,650)
Total Investments	$22,998	$7,589,165	$—	$7,612,163

* Unrealized appreciation (depreciation).

Item 2.        Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2012

By:	/s/ Sheri L. Morris
Sheri L. Morris
Treasurer

Date:	September 25, 2012